DISPOSITION OF EXPLORATION AND EVALUATION ASSETS (Details)	12 Months Ended
Jan. 31, 2018 CAD ($)
Range [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable NSR Royalty Rate	1.00%
Range [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,200
Range 1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable NSR Royalty Rate	1.25%
Range 1 [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,400
Range 1 [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,200
Range 2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable NSR Royalty Rate	1.50%
Range 2 [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,600
Range 2 [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,400
Range 3 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable NSR Royalty Rate	1.75%
Range 3 [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,600
Range 3 [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,800
Range 4 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable NSR Royalty Rate	2.00%
Range 4 [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 2,000
Range 4 [Member] | Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 1,800
Range 5 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Applicable NSR Royalty Rate	2.25%
Range 5 [Member] | Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average Gold Price	$ 2,000